Future Scheduled Repayments (Parenthetical) (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Prepaid debt issuance costs	$ 27,088
TMCL V 2017-2 Bonds
Debt Instrument [Line Items]
Debt instrument exclude an unamortized discount	45
TMCL VII 2018-1 Bonds
Debt Instrument [Line Items]
Debt instrument exclude an unamortized discount	2,332
TMCL VII 2019-1 Bonds
Debt Instrument [Line Items]
Debt instrument exclude an unamortized discount	$ 101